Shareholder Report, Holdings (Details)	Jun. 30, 2024
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	134.48%
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.87%)
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(31.61%)
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.63%
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.79%
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.03%
T-REX 2X LONG TESLA DAILY TARGET ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
T-REX 2X LONG TESLA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.44%
T-REX 2X LONG TESLA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.48%
T-REX 2X LONG TESLA DAILY TARGET ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.08%
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	143.85%
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.25%)
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.60%)